Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2025 and 2024:

	Six months ended
	June 30, 2025	June 30, 2024
Sales of products	$707,021	$3,200,126
Services and Non-recurring engineering and proof of concept contracts	-	210,132
	$707,021	$3,410,258

Schdule of Revenue by Region Based on the Shipping Address of Customers

The following table summarizes revenue by region based on the shipping address of customers:

	Six months ended
	June 30, 2025	Percentage of revenues	June 30, 2024	Percentage of revenues
Israel	491,432	69.5%	3,300,771	96.8%
England	195,589	27.7%	85,832	2.5%
United States	-	-	3,595	0.1%
Rest of World	20,000	2.8%	20,060	0.6%
	707,021	100%	$3,410,258	100%